Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.83%
Advertising–1.56%
Trade Desk, Inc. (The), Class A(b)	483,557	$57,388,545
Aerospace & Defense–0.48%
Axon Enterprise, Inc.(b)	27,000	17,608,860
Application Software–5.97%
AppLovin Corp., Class A(b)	99,630	36,822,252
Datadog, Inc., Class A(b)	363,870	51,927,888
HubSpot, Inc.(b)	78,300	61,037,199
Procore Technologies, Inc.(b)(c)	363,600	28,928,016
Samsara, Inc., Class A(b)	318,600	16,407,900
Tyler Technologies, Inc.(b)	40,493	24,362,208
		219,485,463
Asset Management & Custody Banks–7.17%
Blackstone, Inc., Class A	433,530	76,782,498
Blue Owl Capital, Inc.(c)	2,197,800	57,164,778
KKR & Co., Inc., Class A	633,500	105,838,845
TPG, Inc.(c)	355,500	23,907,375
		263,693,496
Automobile Manufacturers–2.44%
Tesla, Inc.(b)	221,940	89,796,924
Biotechnology–2.00%
Alnylam Pharmaceuticals, Inc.(b)	58,830	15,961,167
Natera, Inc.(b)	324,900	57,481,308
		73,442,475
Broadline Retail–9.12%
Amazon.com, Inc.(b)	1,289,250	306,428,940
MercadoLibre, Inc. (Brazil)(b)	15,030	28,890,516
		335,319,456
Building Products–0.79%
Johnson Controls International PLC	370,530	28,901,340
Communications Equipment–2.06%
Arista Networks, Inc.(b)	658,296	75,855,448
Construction Machinery & Heavy Transportation Equipment– 1.18%
Wabtec Corp.	208,260	43,301,419
Construction Materials–0.54%
Vulcan Materials Co.	72,360	19,837,494
Consumer Staples Merchandise Retail–0.20%
Walmart, Inc.	75,360	7,397,338
Diversified Metals & Mining–0.39%
Ivanhoe Mines Ltd., Class A (Canada)(b)	1,345,500	14,451,615
Diversified Support Services–0.57%
Cintas Corp.	104,130	20,885,354
Electrical Components & Equipment–2.66%
AMETEK, Inc.	40,500	7,474,680
Eaton Corp. PLC	101,700	33,198,948
Shares		Value
Electrical Components & Equipment–(continued)
Vertiv Holdings Co., Class A	489,330	$57,261,397
		97,935,025
Electronic Components–0.94%
Coherent Corp.(b)	383,850	34,734,587
Environmental & Facilities Services–0.37%
Clean Harbors, Inc.(b)	58,140	13,546,620
Financial Exchanges & Data–0.50%
Moody’s Corp.	37,170	18,564,185
Food Distributors–0.94%
US Foods Holding Corp.(b)	487,800	34,599,654
Health Care Equipment–4.06%
Boston Scientific Corp.(b)	505,890	51,782,901
DexCom, Inc.(b)	124,740	10,831,174
Intuitive Surgical, Inc.(b)	151,290	86,519,725
		149,133,800
Home Improvement Retail–0.47%
Home Depot, Inc. (The)	41,670	17,167,207
Hotels, Resorts & Cruise Lines–1.06%
Booking Holdings, Inc.	8,199	38,843,254
Industrial Machinery & Supplies & Components–0.89%
Parker-Hannifin Corp.	46,485	32,867,219
Integrated Oil & Gas–0.51%
Suncor Energy, Inc. (Canada)(c)	504,900	18,943,955
Interactive Home Entertainment–1.11%
Nintendo Co. Ltd. (Japan)	322,200	21,137,816
Take-Two Interactive Software, Inc.(b)	105,480	19,567,595
		40,705,411
Interactive Media & Services–10.19%
Alphabet, Inc., Class A	8,280	1,689,285
Alphabet, Inc., Class C	792,810	163,001,736
Meta Platforms, Inc., Class A	304,560	209,896,661
		374,587,682
Internet Services & Infrastructure–1.80%
Shopify, Inc., Class A (Canada)(b)	240,300	28,067,040
Snowflake, Inc., Class A(b)	209,250	37,980,968
		66,048,008
Investment Banking & Brokerage–1.24%
Jefferies Financial Group, Inc.	594,000	45,672,660
Leisure Facilities–0.62%
Life Time Group Holdings, Inc.(b)(c)	780,565	22,628,579
Movies & Entertainment–3.24%
Netflix, Inc.(b)	88,830	86,765,591
Spotify Technology S.A. (Sweden)(b)	58,813	32,261,871
		119,027,462
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Oil & Gas Equipment & Services–0.27%
TechnipFMC PLC (United Kingdom)	331,200	$9,952,560
Personal Care Products–0.13%
e.l.f. Beauty, Inc.(b)(c)	48,420	4,837,642
Pharmaceuticals–0.51%
Eli Lilly and Co.	23,004	18,658,084
Real Estate Services–1.13%
Jones Lang LaSalle, Inc.(b)	146,331	41,382,407
Restaurants–0.67%
DoorDash, Inc., Class A(b)	131,400	24,812,262
Semiconductors–16.06%
Astera Labs, Inc.(b)	486,747	49,365,881
Broadcom, Inc.	659,700	145,971,819
Monolithic Power Systems, Inc.	35,730	22,773,230
NVIDIA Corp.	2,734,200	328,295,394
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	210,600	44,082,792
		590,489,116
Systems Software–8.65%
GitLab, Inc., Class A(b)	261,000	18,990,360
Microsoft Corp.	524,690	217,777,831
ServiceNow, Inc.(b)	79,749	81,214,787
		317,982,978
Technology Hardware, Storage & Peripherals–4.94%
Apple, Inc.	769,545	181,612,620
Trading Companies & Distributors–0.50%
United Rentals, Inc.	24,030	18,216,182
Shares		Value
Transaction & Payment Processing Services–1.90%
Mastercard, Inc., Class A	125,946	$69,954,187
Total Common Stocks & Other Equity Interests (Cost $1,559,889,913)		3,670,268,573
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	2,847,502	2,847,502
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	5,287,953	5,287,953
Total Money Market Funds (Cost $8,135,455)		8,135,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,568,025,368)		3,678,404,028
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.49%
Invesco Private Government Fund, 4.35%(d)(e)(f)	4,968,188	4,968,188
Invesco Private Prime Fund, 4.48%(d)(e)(f)	12,926,980	12,930,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,899,046)		17,899,046
TOTAL INVESTMENTS IN SECURITIES–100.54% (Cost $1,585,924,414)		3,696,303,074
OTHER ASSETS LESS LIABILITIES—(0.54)%		(19,765,028)
NET ASSETS–100.00%		$3,676,538,046
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,734,015	$28,783,566	$(28,670,079)	$-	$-	$2,847,502	$37,517
Invesco Treasury Portfolio, Institutional Class	5,077,192	53,455,193	(53,244,432)	-	-	5,287,953	69,098
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	83,893,218	(78,925,030)	-	-	4,968,188	134,706*
Invesco Private Prime Fund	41,620,044	155,967,179	(184,656,365)	2,082	(2,082)	12,930,858	363,416*
Total	$49,431,251	$322,099,156	$(345,495,906)	$2,082	$(2,082)	$26,034,501	$604,737

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,649,130,757	$21,137,816	$—	$3,670,268,573
Money Market Funds	8,135,455	17,899,046	—	26,034,501
Total Investments	$3,657,266,212	$39,036,862	$—	$3,696,303,074
Invesco Summit Fund